Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non-Cancellable Operating Lease Agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2012 were as follows:

Year ending December 31,
2013	1,198,873
2014	1,321,992
2015	1,358,828
2016	1,343,874
2017	1,322,337
Thereafter	8,771,557

Total	15,317,461